Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Central Index Key	0000872323
Amendment Flag	false
Document Creation Date	Jan 28, 2013
Document Effective Date	Jan 28, 2013
Prospectus Date	Jan 28, 2013
Oakmark Fund | Oakmark Fund | Class I
Risk/Return:
Trading Symbol	OAKMX
Oakmark Fund | Oakmark Fund | Class II
Risk/Return:
Trading Symbol	OARMX
Oakmark Select | Oakmark Select | Class I
Risk/Return:
Trading Symbol	OAKLX
Oakmark Select | Oakmark Select | Class II
Risk/Return:
Trading Symbol	OARLX
Oakmark Equity and Income | Oakmark Equity and Income | Class I
Risk/Return:
Trading Symbol	OAKBX
Oakmark Equity and Income | Oakmark Equity and Income | Class II
Risk/Return:
Trading Symbol	OARBX
Oakmark Global | Oakmark Global | Class I
Risk/Return:
Trading Symbol	OAKGX
Oakmark Global | Oakmark Global | Class II
Risk/Return:
Trading Symbol	OARGX
Oakmark Global Select | Oakmark Global Select | Class I
Risk/Return:
Trading Symbol	OAKWX
Oakmark Global Select | Oakmark Global Select | Class II
Risk/Return:
Trading Symbol	OARWX
Oakmark International | Oakmark International | Class I
Risk/Return:
Trading Symbol	OAKIX
Oakmark International | Oakmark International | Class II
Risk/Return:
Trading Symbol	OARIX
Oakmark International Small Cap | Oakmark International Small Cap | Class I
Risk/Return:
Trading Symbol	OAKEX
Oakmark International Small Cap | Oakmark International Small Cap | Class II
Risk/Return:
Trading Symbol	OAREX

Oakmark Fund | Oakmark Fund
Oakmark Fund
INVESTMENT OBJECTIVE
Oakmark Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oakmark Fund	Class I	Class II
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oakmark Fund	Class I	Class II
Management fees	0.87%	0.87%
Distribution (12b-1) fees	none	none
Other expenses	0.16%	0.43%
Total Annual Fund Operating Expenses	1.03%	1.30%

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example Oakmark Fund (USD $)	Class I	Class II
1 Year	105	132
3 Years	328	412
5 Years	569	713
10 Years	1,259	1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies. The Fund generally invests in the securities of larger capitalization companies. The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and a higher percentage of the Fund's total assets may also be invested in a particular sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's average annual returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 23.2%, during the quarter ended June 30, 2009
Lowest quarterly return: -23.0%, during the quarter ended December 31, 2008

Class I Shares Total Returns for Years Ended December 31 (%)

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Oakmark Fund	1 Year	5 Years	10 Years
Class I	20.97%	6.16%	7.82%
Class II	20.64%	5.85%	7.48%
After Taxes on Distributions Class I	20.29%	5.80%	7.38%
After Taxes on Distributions and Sales Class I	14.53%	5.23%	6.82%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oakmark Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oakmark Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies. The Fund generally invests in the securities of larger capitalization companies. The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and a higher percentage of the Fund's total assets may also be invested in a particular sector or industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's average annual returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the volatility of the Fund's historical returns and shows how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-OAKMARK
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oakmark.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Total Returns for Years Ended December 31 (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 23.2%, during the quarter ended June 30, 2009
Lowest quarterly return: -23.0%, during the quarter ended December 31, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.00%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2003	rr_AnnualReturn2003	25.30%
Annual Return 2004	rr_AnnualReturn2004	11.73%
Annual Return 2005	rr_AnnualReturn2005	(1.31%)
Annual Return 2006	rr_AnnualReturn2006	18.26%
Annual Return 2007	rr_AnnualReturn2007	(3.64%)
Annual Return 2008	rr_AnnualReturn2008	(32.61%)
Annual Return 2009	rr_AnnualReturn2009	44.77%
Annual Return 2010	rr_AnnualReturn2010	12.18%
Annual Return 2011	rr_AnnualReturn2011	1.82%
Annual Return 2012	rr_AnnualReturn2012	20.97%
1 Year	rr_AverageAnnualReturnYear01	20.97%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	7.82%
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.29%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.53%
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	6.82%
Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	7.48%

Oakmark Select | Oakmark Select
Oakmark Select
INVESTMENT OBJECTIVE
Oakmark Select Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oakmark Select	Class I	Class II
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oakmark Select	Class I	Class II
Management fees	0.92%	0.92%
Distribution (12b-1) fees	none	none
Other expenses	0.13%	0.44%
Total Annual Fund Operating Expenses	1.05%	1.36%

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example Oakmark Select (USD $)	Class I	Class II
1 Year	107	138
3 Years	334	431
5 Years	579	745
10 Years	1,283	1,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of U.S. companies. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund could own as few as twelve securities, but generally will have approximately twenty securities in its portfolio and as a result, a higher percentage of the Fund's total assets may also be invested in a particular sector or industry. The Fund generally invests in the securities of large- and mid-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Non-Diversification Risk. A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified fund's shares. The Fund could hold as few as twelve securities, but generally will have approximately twenty securities in its portfolio. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Mid Cap Securities Risk. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, and may be more susceptible to particular economic events or competitive factors than large capitalization companies. The securities of mid cap companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 25.7%, during the quarter ended June 30, 2009
Lowest quarterly return: -20.2%, during the quarter ended December 31, 2008

Class I Shares Total Returns for Years Ended December 31 (%)

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Oakmark Select	1 Year	5 Years	10 Years
Class I	21.74%	6.49%	7.09%
Class II	21.39%	6.23%	6.81%
After Taxes on Distributions Class I	20.09%	6.12%	6.44%
After Taxes on Distributions and Sales Class I	16.28%	5.57%	6.16%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oakmark Select
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oakmark Select Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of U.S. companies. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund could own as few as twelve securities, but generally will have approximately twenty securities in its portfolio and as a result, a higher percentage of the Fund's total assets may also be invested in a particular sector or industry. The Fund generally invests in the securities of large- and mid-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Non-Diversification Risk. A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified fund's shares. The Fund could hold as few as twelve securities, but generally will have approximately twenty securities in its portfolio. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Mid Cap Securities Risk. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, and may be more susceptible to particular economic events or competitive factors than large capitalization companies. The securities of mid cap companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified fund's shares. The Fund could hold as few as twelve securities, but generally will have approximately twenty securities in its portfolio. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-OAKMARK
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oakmark.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Total Returns for Years Ended December 31 (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 25.7%, during the quarter ended June 30, 2009
Lowest quarterly return: -20.2%, during the quarter ended December 31, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.20%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.92%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Annual Return 2003	rr_AnnualReturn2003	29.00%
Annual Return 2004	rr_AnnualReturn2004	9.73%
Annual Return 2005	rr_AnnualReturn2005	4.84%
Annual Return 2006	rr_AnnualReturn2006	13.60%
Annual Return 2007	rr_AnnualReturn2007	(14.04%)
Annual Return 2008	rr_AnnualReturn2008	(36.22%)
Annual Return 2009	rr_AnnualReturn2009	52.46%
Annual Return 2010	rr_AnnualReturn2010	13.24%
Annual Return 2011	rr_AnnualReturn2011	2.15%
Annual Return 2012	rr_AnnualReturn2012	21.74%
1 Year	rr_AverageAnnualReturnYear01	21.74%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.09%
5 Years	rr_AverageAnnualReturnYear05	6.12%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.28%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	6.16%
Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.92%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	21.39%
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	6.81%

Oakmark Equity and Income | Oakmark Equity and Income
Oakmark Equity and Income
INVESTMENT OBJECTIVE
Oakmark Equity and Income Fund seeks income and preservation and growth of capital.
FEES AND EXPENSES OF THE FUND
Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oakmark Equity and Income	Class I	Class II
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oakmark Equity and Income	Class I	Class II
Management fees	0.67%	0.67%
Distribution (12b-1) fees	none	none
Other expenses	0.11%	0.42%
Total Annual Fund Operating Expenses	0.78%	1.09%

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example Oakmark Equity and Income (USD $)	Class I	Class II
1 Year	80	111
3 Years	249	347
5 Years	433	601
10 Years	966	1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of U.S. equity and debt securities (although the Fund may invest up to 35% of its total assets in equity and debt securities of non-U.S. issuers). The Fund is intended to present a balanced investment program between growth and income by investing approximately 40-75% of its total assets in common stock, including securities convertible into common stock, and up to 60% of its assets in U.S. government securities and debt securities, including inflation-indexed securities, rated at time of purchase within the two highest grades assigned by Moody's Investors Service, Inc. or by Standard & Poor's Corporation Ratings Group, a division of The McGraw-Hill Companies. The Fund also may invest up to 20% of its total assets in unrated or lower rated debt securities, sometimes called junk bonds. The types of equity securities in which the Fund may invest include common and preferred stocks and warrants or other similar rights and convertible securities. The types of debt securities in which the Fund may invest include debt securities of both governmental and corporate issuers. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy—Equity Portion of the Fund:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and a higher percentage of the Fund's total assets may also be invested in a particular sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Focused Portfolio Risk. The equity portion of the Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility.

Small and Mid Cap Securities Risk. Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Debt Securities Risk. Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Interest rate risk is the risk of losses due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price. The Fund's investments in government-sponsored entity securities also exhibit these risks, although the degree of such risks may vary significantly among the different government-sponsored entity securities. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities. Foreign sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a government entity has not repaid may be collected. Below investment grade securities (commonly referred to as junk bonds) are regarded as having predominately speculative characteristics and may be more susceptible to credit, interest rate or liquidity risk than a debt security rated investment grade.

Inflation-Indexed Securities Risk. The principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund's investments in inflation-indexed bonds. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 13.2%, during the quarter ended June 30, 2003
Lowest quarterly return: -12.8%, during the quarter ended September 30, 2011

Class I Shares Total Returns for Years Ended December 31 (%)

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Oakmark Equity and Income	1 Year	5 Years	10 Years
Class I	9.05%	3.84%	8.26%
Class II	8.75%	3.51%	7.93%
After Taxes on Distributions Class I	8.49%	3.39%	7.64%
After Taxes on Distributions and Sales Class I	6.61%	3.20%	7.14%
Lipper Balanced Funds Index (does not reflect the deduction of fees, expenses or taxes)	11.94%	2.82%	6.51%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Government/Credit Index (does not reflect the deduction of fees, expenses or taxes)	4.82%	6.06%	5.25%

Lipper Balanced Funds Index is an index of the thirty largest balanced funds tracked by Lipper, Inc. All returns reflect reinvested dividends. This information shows how the Fund's returns compare with the returns of an index comprised of the thirty largest balanced funds tracked by Lipper, Inc.

The S&P 500 Index is a widely quoted, unmanaged, market weighted index that includes 500 of the largest publicly traded companies in the U.S. All returns reflect reinvested dividends. This information shows how the Fund's returns compare with a broad-based securities market index.

The Barclays U.S. Government & Credit Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year. This information shows how the Fund's returns compare with a broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oakmark Equity and Income
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oakmark Equity and Income Fund seeks income and preservation and growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of U.S. equity and debt securities (although the Fund may invest up to 35% of its total assets in equity and debt securities of non-U.S. issuers). The Fund is intended to present a balanced investment program between growth and income by investing approximately 40-75% of its total assets in common stock, including securities convertible into common stock, and up to 60% of its assets in U.S. government securities and debt securities, including inflation-indexed securities, rated at time of purchase within the two highest grades assigned by Moody's Investors Service, Inc. or by Standard & Poor's Corporation Ratings Group, a division of The McGraw-Hill Companies. The Fund also may invest up to 20% of its total assets in unrated or lower rated debt securities, sometimes called junk bonds. The types of equity securities in which the Fund may invest include common and preferred stocks and warrants or other similar rights and convertible securities. The types of debt securities in which the Fund may invest include debt securities of both governmental and corporate issuers. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy—Equity Portion of the Fund:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and a higher percentage of the Fund's total assets may also be invested in a particular sector or industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Focused Portfolio Risk. The equity portion of the Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility.

Small and Mid Cap Securities Risk. Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Debt Securities Risk. Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Interest rate risk is the risk of losses due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price. The Fund's investments in government-sponsored entity securities also exhibit these risks, although the degree of such risks may vary significantly among the different government-sponsored entity securities. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities. Foreign sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a government entity has not repaid may be collected. Below investment grade securities (commonly referred to as junk bonds) are regarded as having predominately speculative characteristics and may be more susceptible to credit, interest rate or liquidity risk than a debt security rated investment grade.

Inflation-Indexed Securities Risk. The principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund's investments in inflation-indexed bonds. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-OAKMARK
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oakmark.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Total Returns for Years Ended December 31 (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 13.2%, during the quarter ended June 30, 2003
Lowest quarterly return: -12.8%, during the quarter ended September 30, 2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.80%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Lipper Balanced Funds Index is an index of the thirty largest balanced funds tracked by Lipper, Inc. All returns reflect reinvested dividends. This information shows how the Fund's returns compare with the returns of an index comprised of the thirty largest balanced funds tracked by Lipper, Inc.

The S&P 500 Index is a widely quoted, unmanaged, market weighted index that includes 500 of the largest publicly traded companies in the U.S. All returns reflect reinvested dividends. This information shows how the Fund's returns compare with a broad-based securities market index.

The Barclays U.S. Government & Credit Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year. This information shows how the Fund's returns compare with a broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Lipper Balanced Funds Index (does not reflect the deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	6.51%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Barclays U.S. Government/Credit Index (does not reflect the deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.82%
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	5.25%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2003	rr_AnnualReturn2003	23.21%
Annual Return 2004	rr_AnnualReturn2004	10.36%
Annual Return 2005	rr_AnnualReturn2005	8.60%
Annual Return 2006	rr_AnnualReturn2006	10.82%
Annual Return 2007	rr_AnnualReturn2007	11.97%
Annual Return 2008	rr_AnnualReturn2008	(16.18%)
Annual Return 2009	rr_AnnualReturn2009	19.84%
Annual Return 2010	rr_AnnualReturn2010	9.50%
Annual Return 2011	rr_AnnualReturn2011	0.64%
Annual Return 2012	rr_AnnualReturn2012	9.05%
1 Year	rr_AverageAnnualReturnYear01	9.05%
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	8.26%
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	7.64%
Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	7.14%
Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	8.75%
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	7.93%

Oakmark Global | Oakmark Global
Oakmark Global
INVESTMENT OBJECTIVE
Oakmark Global Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oakmark Global	Class I	Class II
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oakmark Global	Class I	Class II
Management fees	1.00%	1.00%
Distribution (12b-1) fees	none	none
Other expenses	0.16%	0.50%
Total Annual Fund Operating Expenses	1.16%	1.50%

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example Oakmark Global (USD $)	Class I	Class II
1 Year	118	153
3 Years	368	474
5 Years	638	818
10 Years	1,409	1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and a higher percentage of the Fund's total assets may also be invested in a particular region, sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks, thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Small and Mid Cap Securities Risk. Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's average annual returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 33.5%, during the quarter ended June 30, 2003
Lowest quarterly return: -24.1%, during the quarter ended December 31, 2008

Class I Shares Total Returns for Years Ended December 31 (%)

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Oakmark Global	1 Year	5 Years	10 Years
Class I	20.16%	1.07%	10.61%
Class II	19.86%	0.72%	10.23%
After Taxes on Distributions Class I	19.78%	0.84%	10.00%
After Taxes on Distributions and Sales Class I	13.38%	0.86%	9.45%
MSCI World Index (does not reflect the deduction of fees, expenses or taxes)	15.83%	(1.18%)	7.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oakmark Global
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oakmark Global Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and a higher percentage of the Fund's total assets may also be invested in a particular region, sector or industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks, thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Small and Mid Cap Securities Risk. Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's average annual returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-OAKMARK
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oakmark.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Total Returns for Years Ended December 31 (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 33.5%, during the quarter ended June 30, 2003
Lowest quarterly return: -24.1%, during the quarter ended December 31, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
MSCI World Index (does not reflect the deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	7.51%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2003	rr_AnnualReturn2003	48.98%
Annual Return 2004	rr_AnnualReturn2004	15.63%
Annual Return 2005	rr_AnnualReturn2005	13.23%
Annual Return 2006	rr_AnnualReturn2006	24.18%
Annual Return 2007	rr_AnnualReturn2007	7.33%
Annual Return 2008	rr_AnnualReturn2008	(38.78%)
Annual Return 2009	rr_AnnualReturn2009	40.19%
Annual Return 2010	rr_AnnualReturn2010	15.74%
Annual Return 2011	rr_AnnualReturn2011	(11.65%)
Annual Return 2012	rr_AnnualReturn2012	20.16%
1 Year	rr_AverageAnnualReturnYear01	20.16%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	10.61%
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.78%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	10.00%
Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.38%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_AverageAnnualReturnYear01	19.86%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	10.23%

Oakmark Global Select | Oakmark Global Select
Oakmark Global Select
INVESTMENT OBJECTIVE
Oakmark Global Select Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oakmark Global Select	Class I	Class II
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oakmark Global Select	Class I	Class II
Management fees	0.99%	0.99%
Distribution (12b-1) fees	none	none
Other expenses	0.24%	0.49%
Total Annual Fund Operating Expenses	1.23%	1.48%

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example Oakmark Global Select (USD $)	Class I	Class II
1 Year	125	151
3 Years	390	468
5 Years	676	808
10 Years	1,489	1,768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund could own as few as twelve securities, but generally will have approximately twenty securities in its portfolio and as a result, a higher percentage of the Fund's total assets may also be invested in a particular region, sector or industry. Typically, the Fund will invest at least 40% of its total assets in securities of non-U.S. companies (unless Harris Associates L.P., the Fund's investment adviser (the "Adviser"), deems market conditions and/or company valuations less favorable to non-U.S. companies, in which case the Fund will invest at least 30% of its total assets in securities of non-U.S. companies). There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund generally invests in the securities of larger capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Non-Diversification Risk. A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified fund's shares. The Fund could hold as few as twelve securities, but generally will have approximately twenty securities in its portfolio. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Since 2007, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 26.6%, during the quarter ended June 30, 2009
Lowest quarterly return: -16.3%, during the quarter ended December 31, 2008

Class I Shares Total Returns for Years Ended December 31 (%)

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Oakmark Global Select	1 Year	5 Years	Since Inception	Inception Date
Class I	23.95%	6.09%	5.93%	Oct 2, 2006
After Taxes on Distributions Class I	23.52%	5.75%	5.47%
After Taxes on Distributions and Sales Class I	16.01%	5.10%	4.92%
MSCI World Index (does not reflect the deduction of fees, expenses or taxes)	15.83%	(1.18%)	1.71%	Oct 2, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oakmark Global Select
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oakmark Global Select Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund could own as few as twelve securities, but generally will have approximately twenty securities in its portfolio and as a result, a higher percentage of the Fund's total assets may also be invested in a particular region, sector or industry. Typically, the Fund will invest at least 40% of its total assets in securities of non-U.S. companies (unless Harris Associates L.P., the Fund's investment adviser (the "Adviser"), deems market conditions and/or company valuations less favorable to non-U.S. companies, in which case the Fund will invest at least 30% of its total assets in securities of non-U.S. companies). There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund generally invests in the securities of larger capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Non-Diversification Risk. A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified fund's shares. The Fund could hold as few as twelve securities, but generally will have approximately twenty securities in its portfolio. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified fund's shares. The Fund could hold as few as twelve securities, but generally will have approximately twenty securities in its portfolio. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-OAKMARK
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oakmark.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Total Returns for Years Ended December 31 (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Since 2007, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 26.6%, during the quarter ended June 30, 2009
Lowest quarterly return: -16.3%, during the quarter ended December 31, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.30%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
MSCI World Index (does not reflect the deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2006
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.99%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2007	rr_AnnualReturn2007	(1.16%)
Annual Return 2008	rr_AnnualReturn2008	(32.49%)
Annual Return 2009	rr_AnnualReturn2009	53.58%
Annual Return 2010	rr_AnnualReturn2010	11.06%
Annual Return 2011	rr_AnnualReturn2011	(5.87%)
Annual Return 2012	rr_AnnualReturn2012	23.95%
1 Year	rr_AverageAnnualReturnYear01	23.95%
5 Years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2006
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.52%
5 Years	rr_AverageAnnualReturnYear05	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Years	rr_AverageAnnualReturnYear05	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.99%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2006

Oakmark International | Oakmark International
Oakmark International
INVESTMENT OBJECTIVE
Oakmark International Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oakmark International	Class I	Class II
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oakmark International	Class I	Class II
Management fees	0.88%	0.88%
Distribution (12b-1) fees	none	none
Other expenses	0.18%	0.51%
Total Annual Fund Operating Expenses	1.06%	1.39%

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example Oakmark International (USD $)	Class I	Class II
1 Year	108	142
3 Years	337	440
5 Years	585	761
10 Years	1,294	1,669

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund's non-U.S. investments. The Fund may invest in securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and a higher percentage of the Fund's total assets may also be invested in a particular region, sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks, thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Small and Mid Cap Securities Risk. Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 33.2%, during the quarter ended June 30, 2009
Lowest quarterly return: -21.4%, during the quarter ended December 31, 2008

Class I Shares Total Returns for Years Ended December 31 (%)

Average Annual Returns Oakmark International	1 Year	5 Years	10 Years
Class I	29.22%	3.52%	11.23%
Class II	28.70%	3.21%	10.85%
After Taxes on Distributions Class I	28.84%	2.99%	10.33%
After Taxes on Distributions and Sales Class I	19.55%	2.83%	9.91%
MSCI World ex U.S. Index (does not reflect the deduction of fees, expenses or taxes)	16.41%	(3.43%)	8.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oakmark International
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oakmark International Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund's non-U.S. investments. The Fund may invest in securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and a higher percentage of the Fund's total assets may also be invested in a particular region, sector or industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks, thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Small and Mid Cap Securities Risk. Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-OAKMARK
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oakmark.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Total Returns for Years Ended December 31 (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 33.2%, during the quarter ended June 30, 2009
Lowest quarterly return: -21.4%, during the quarter ended December 31, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.40%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

MSCI World ex U.S. Index (does not reflect the deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.41%
5 Years	rr_AverageAnnualReturnYear05	(3.43%)
10 Years	rr_AverageAnnualReturnYear10	8.60%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.88%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2003	rr_AnnualReturn2003	38.04%
Annual Return 2004	rr_AnnualReturn2004	19.09%
Annual Return 2005	rr_AnnualReturn2005	14.12%
Annual Return 2006	rr_AnnualReturn2006	30.60%
Annual Return 2007	rr_AnnualReturn2007	(0.51%)
Annual Return 2008	rr_AnnualReturn2008	(41.06%)
Annual Return 2009	rr_AnnualReturn2009	56.30%
Annual Return 2010	rr_AnnualReturn2010	16.22%
Annual Return 2011	rr_AnnualReturn2011	(14.07%)
Annual Return 2012	rr_AnnualReturn2012	29.22%
1 Year	rr_AverageAnnualReturnYear01	29.22%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	11.23%
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.84%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	10.33%
Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.55%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	9.91%
Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.88%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
1 Year	rr_AverageAnnualReturnYear01	28.70%
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	10.85%

Oakmark International Small Cap | Oakmark International Small Cap
Oakmark International Small Cap
INVESTMENT OBJECTIVE
Oakmark International Small Cap Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oakmark International Small Cap	Class I	Class II
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%	2.00%
Exchange fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oakmark International Small Cap	Class I	Class II
Management fees	1.15%	1.15%
Distribution (12b-1) fees	none	none
Other expenses	0.26%	0.54%
Total Annual Fund Operating Expenses	1.41%	1.69%

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example Oakmark International Small Cap (USD $)	Class I	Class II
1 Year	144	172
3 Years	446	533
5 Years	771	918
10 Years	1,691	1,998

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of "small cap companies." A small cap company is one whose market capitalization is less than $5 billion at the time of investment.

The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund's non-U.S. investments.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to seventy stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may also be invested in a particular region, sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks, thirty to seventy rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Small Cap Securities Risk. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. Therefore, when purchasing and selling smaller cap securities, the Fund may experience higher transactional costs due to the length of time that might be needed to purchase or sell such securities. Additionally, if the Fund is forced to sell securities to meet redemption requests or other cash needs, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss. Smaller companies also may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 43.7%, during the quarter ended June 30, 2009
Lowest quarterly return: -27.3%, during the quarter ended December 31, 2008

Class I Shares Total Returns for Years Ended December 31 (%)

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Oakmark International Small Cap	1 Year	5 Years	10 Years
Class I	18.39%	1.80%	12.41%
Class II	18.13%	1.51%	12.21%
After Taxes on Distributions Class I	18.23%	1.28%	11.03%
After Taxes on Distributions and Sales Class I	12.41%	1.35%	10.94%
MSCI World ex U.S. Small Cap Index	17.48%	(0.70%)	12.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oakmark International Small Cap
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oakmark International Small Cap Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of "small cap companies." A small cap company is one whose market capitalization is less than $5 billion at the time of investment.

The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund's non-U.S. investments.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to seventy stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may also be invested in a particular region, sector or industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the Fund are:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks, thirty to seventy rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Small Cap Securities Risk. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. Therefore, when purchasing and selling smaller cap securities, the Fund may experience higher transactional costs due to the length of time that might be needed to purchase or sell such securities. Additionally, if the Fund is forced to sell securities to meet redemption requests or other cash needs, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss. Smaller companies also may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with a broad measure of market performance. Updated performance information is available at oakmark.com or by calling 1-800-OAKMARK.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-OAKMARK
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oakmark.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Total Returns for Years Ended December 31 (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Since 2003, the highest and lowest quarterly returns for the Fund's Class I Shares were:
 Highest quarterly return: 43.7%, during the quarter ended June 30, 2009
Lowest quarterly return: -27.3%, during the quarter ended December 31, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.30%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
MSCI World ex U.S. Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.48%
5 Years	rr_AverageAnnualReturnYear05	(0.70%)
10 Years	rr_AverageAnnualReturnYear10	12.04%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Annual Return 2003	rr_AnnualReturn2003	52.41%
Annual Return 2004	rr_AnnualReturn2004	28.95%
Annual Return 2005	rr_AnnualReturn2005	21.26%
Annual Return 2006	rr_AnnualReturn2006	34.90%
Annual Return 2007	rr_AnnualReturn2007	(8.33%)
Annual Return 2008	rr_AnnualReturn2008	(45.71%)
Annual Return 2009	rr_AnnualReturn2009	67.45%
Annual Return 2010	rr_AnnualReturn2010	21.53%
Annual Return 2011	rr_AnnualReturn2011	(16.44%)
Annual Return 2012	rr_AnnualReturn2012	18.39%
1 Year	rr_AverageAnnualReturnYear01	18.39%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	12.41%
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.23%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	11.03%
Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	10.94%
Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
1 Year	rr_AverageAnnualReturnYear01	18.13%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	12.21%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013